Provisions - Current Liabilities and Non-current Liabilities of Provisions (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure of other provisions [abstract]
Current liabilities	¥ 948,252	¥ 388,441
Non-current liabilities	735,224	667,274
Total	¥ 1,683,476	¥ 1,055,715